Investments - Long-term Investments - Additional information (Detail)	1 Months Ended				3 Months Ended			9 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Schedule of Investments [Line Items]
Carrying amount of cost method investments												¥ 21,800,000,000
Carrying amount of equity investments without readily determinable fair value					$ 4,000,000,000			$ 4,000,000,000			¥ 27,600,000,000
Accumulated impairment of equity investments without readily determinable fair value					175,000,000			175,000,000			1,200,000,000
Equity investments measured at fair value					609,000,000			609,000,000			4,200,000,000
Unrealized gains and losses recognized					143,000,000	¥ 981,000,000		609,000,000	¥ 4,200,000,000
Impairment charges recognized on equity investments without readily determinable fair value					43,000,000	298,000,000		51,000,000	348,000,000
Carrying amount of equity method investments					6,500,000,000			6,500,000,000			¥ 44,700,000,000	¥ 31,400,000,000
Impairment recognized for equity method investments					$ 0	¥ 0	¥ 0	$ 7,000,000	¥ 48,000,000	¥ 0
Du Xiaoman Financial
Schedule of Investments [Line Items]
Deconsolidation, disposal gain	$ 874,000,000	¥ 6,000,000,000
Equity interest percentage	41.00%	41.00%
Global Ad and Tools Business
Schedule of Investments [Line Items]
Disposal gain recognized			$ 130,000,000	¥ 893,000,000